Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exceptional items [line items]
Other income	$ 510	$ 777	$ 393
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(34,500)	(28,775)	(28,022)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(2,635)	(494)	(264)
Fair value change on forward exchange derivatives	(145)	(422)	(8)
Net finance costs	(1,305)	(911)	(1,064)
Income tax expense	(11,150)	(4,774)	(5,529)
Total	(5,797)	(1,305)	(818)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income	34	489	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)	(64)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)	(95)	(96)
Samarco Germano dam decommissioning	(15)	46	(263)
Samarco dam failure provision	(1,000)	(459)	(586)
Fair value change on forward exchange derivatives	136
Net finance costs	(85)	(93)	(108)
Income tax expense	(71)
Total	$ (1,158)	$ (176)	$ (1,060)